Equity - Schedule of Options Outstanding Under the Company’s Option Plans (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Options Outstanding (in Shares) | shares	1,668,000
Weighted Average Remaining Contractual Term (Years)	3 years 1 month 9 days
Weighted Average Exercise Price	$ 24.96
Options Exercisable (in Shares) | shares	834,900
Weighted Average Exercise price of Options Exercisable	$ 25.07
13.31 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	$ 13.31
Options Outstanding (in Shares) | shares	5,000
Weighted Average Remaining Contractual Term (Years)	7 months 2 days
Weighted Average Exercise Price	$ 13.31
Options Exercisable (in Shares) | shares	5,000
Weighted Average Exercise price of Options Exercisable	$ 13.31
17.69-20.61 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	17.69
Exercise Price Range, Upper Range Limit	$ 20.61
Options Outstanding (in Shares) | shares	512,000
Weighted Average Remaining Contractual Term (Years)	4 years 1 month 2 days
Weighted Average Exercise Price	$ 19.64
Options Exercisable (in Shares) | shares	224,150
Weighted Average Exercise price of Options Exercisable	$ 19.42
21.46-23.12 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	21.46
Exercise Price Range, Upper Range Limit	$ 23.12
Options Outstanding (in Shares) | shares	236,500
Weighted Average Remaining Contractual Term (Years)	2 years 10 months 6 days
Weighted Average Exercise Price	$ 21.81
Options Exercisable (in Shares) | shares	125,500
Weighted Average Exercise price of Options Exercisable	$ 22.12
26.71-28.03 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	26.71
Exercise Price Range, Upper Range Limit	$ 28.03
Options Outstanding (in Shares) | shares	662,500
Weighted Average Remaining Contractual Term (Years)	2 years 1 month 6 days
Weighted Average Exercise Price	$ 27.91
Options Exercisable (in Shares) | shares	390,000
Weighted Average Exercise price of Options Exercisable	$ 27.93
28.35-32.91 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	28.35
Exercise Price Range, Upper Range Limit	$ 32.91
Options Outstanding (in Shares) | shares	217,000
Weighted Average Remaining Contractual Term (Years)	3 years 9 months 18 days
Weighted Average Exercise Price	$ 30.03
Options Exercisable (in Shares) | shares	90,250
Weighted Average Exercise price of Options Exercisable	$ 31.54
38.61 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	$ 38.61
Options Outstanding (in Shares) | shares	35,000
Weighted Average Remaining Contractual Term (Years)	5 years 6 months 29 days
Weighted Average Exercise Price	$ 38.61
Options Exercisable (in Shares) | shares